UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company Act file number: 811-05853

HERITAGE INCOME TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 576-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end:

October 31

Date of Reporting Period:

July 1, 2007 to June 30, 2008

Item 1. Proxy Voting Record.

Heritage Income Trust – High Yield Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting of an issuer in which the series named above held securities during the period covered by this report and with respect to which such series was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Heritage Income Trust

By: /s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:   August 26, 2008